Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Cash Flows from Operating Activities:
Net income	$ 2,557,045	$ 3,356,299	$ 5,446,487
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	735,333	723,586	617,634
Amortization	32,349	30,048	30,617
Bad debt expense reverse	(153,676)
Deferred tax benefits (expenses)	(89,000)		296,163
Loss (gain) on disposal of fixed assets	1,767	(654,138)	19,051
Changes in operating assets and liabilities:
Accounts receivable	(8,823,928)	(260,202)	996,761
Notes receivable	(1,987,871)	(10,332)	2,606,326
Inventories	(756,588)	(1,987,737)	3,566,204
Advances to suppliers	(2,727,661)	366,087	1,387,753
Advances to suppliers – related party	78,283	180,333	(5,459,669)
Other receivables	2,006,975	3,303,687	(838,251)
Accounts payable	(238,638)	650,988	(13,033)
Accrued expenses and other current liabilities	372,155	(387,358)	843,625
Notes payable	707,021	(2,301,375)	(3,795,141)
Advances from customers	3,040,106	222,805	(4,257,789)
Tax payable	(402,478)	(28,401)	899,869
Net cash provided by operating activities	(5,648,806)	3,204,290	2,346,607
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(917,539)	(664,996)	(912,702)
Proceeds from disposition of property, plant and equipment	20,285	724,782
Net cash provided by (used in) investing activities	(897,254)	59,786	(912,702)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	35,820,322	38,620,077	39,715,044
Repayments on short-term borrowings	(35,265,552)	(40,488,791)	(46,605,766)
Proceeds from stock offering, net of offering costs	21,680,341
Advances from related parties	6,223,875	3,068,965	7,926,927
Repayments to related parties	(7,182,813)	(5,889,557)	(4,526,092)
Net cash provided by (used in) financing activities	21,276,173	(4,689,306)	(3,489,887)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	219,398	113,762	(125,041)
Net increase (decrease) in cash and cash equivalents and restricted cash	14,949,511	(1,311,468)	(2,181,023)
Cash and cash equivalents and restricted cash at the beginning of year	1,705,204	3,016,672	5,197,695
Cash and cash equivalents and restricted cash at the end of year	16,654,715	1,705,204	3,016,672
Supplemental disclosures of cash flows information:
Cash paid for income taxes	480,495	135,262	202,702
Cash paid for interest	$ 1,550,082	$ 1,951,622	$ 2,258,101